Revenue (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Schedule of Composition of Revenue	The table below shows the composition of revenue from customers, as disaggregated by type of arrangement in accordance with Topic 606, and other revenue from a government grant accounted for using the analogy from IAS 20 (in thousands).

	Three months ended March 31,
	2023	2022
Revenue from customers:
Sale of battery products	$470	$605
Customized design services	—	1,505

Total revenue from customers	470	2,110
Other revenue – government grant	209	—

Total revenue	$679	$2,110

	Year ended December 31,
	2022	2021
Revenue from contract with customers:
Customized design services	$1,836	$1,621
Sale of batteries	2,346	1,151

Total revenue from contract with customers	4,182	2,772
Other revenue – government grant	227	—

Total revenue	$4,409	$2,772